Description of Organization and Business Operations (Details) - USD ($)					3 Months Ended
	Jun. 26, 2020	Jun. 09, 2020	May 26, 2020	Feb. 12, 2020	Jun. 30, 2020
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering			$ 360,000,000
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Interest on Trust Account that can be held to pay dissolution expenses	$ 100,000			$ 100,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)					41,400,000
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)			36,000,000	36,000,000
Share price (in dollars per share)			$ 10.00	$ 10.00
Redemption price (in dollars per share)			$ 10.00	$ 10.00
Over-Allotment Option [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	1,400,000	4,000,000		41,400,000
Share price (in dollars per share)	$ 10.00	$ 10.00
Gross proceeds from initial public offering	$ 14,000,000	$ 40,000,000
Over-Allotment Option [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	1,400,000	4,000,000		41,400,000
Share price (in dollars per share)	$ 10.00	$ 10.00